Investment Portfolio	as of March 31, 2021 (Unaudited)
DWS Small Mid Cap Value VIP
	Shares	Value ($)

Common Stocks 98.4%
Communication Services 3.5%
Entertainment 1.0%
Lions Gate Entertainment Corp. “A”*	51,576	771,061
Madison Square Garden Sports Corp.*	1,320	236,887
		1,007,948
Media 2.0%
Interpublic Group of Companies, Inc.	64,162	1,873,531
Wireless Telecommunication Services 0.5%
Telephone & Data Systems, Inc.	20,448	469,486
Consumer Discretionary 14.7%
Auto Components 0.9%
Goodyear Tire & Rubber Co.*	47,665	837,474
Automobiles 1.1%
Winnebago Industries, Inc.	13,988	1,073,020
Distributors 0.3%
Core-Mark Holding Co., Inc.	7,852	303,794
Hotels, Restaurants & Leisure 3.8%
Aramark	36,886	1,393,553
Boyd Gaming Corp.*	10,785	635,884
Choice Hotels International, Inc.	2,519	270,263
International Game Technology PLC*	51,377	824,601
Red Rock Resorts, Inc. “A”*	16,800	547,512
		3,671,813
Household Durables 1.6%
PulteGroup, Inc.	29,316	1,537,331
Internet & Direct Marketing Retail 2.1%
Overstock.com, Inc.*	14,352	950,963
Qurate Retail, Inc. “A”	86,535	1,017,652
		1,968,615
Leisure Products 1.8%
Brunswick Corp.	16,400	1,564,068
Nautilus, Inc.* (a)	12,394	193,842
		1,757,910
Specialty Retail 0.4%
American Eagle Outfitters, Inc.	13,712	400,939
Textiles, Apparel & Luxury Goods 2.7%
Columbia Sportswear Co.	15,364	1,622,899
Under Armour, Inc. “A”*	42,542	942,731
		2,565,630

Consumer Staples 3.5%
Food & Staples Retailing 0.5%
The Andersons, Inc.	17,817	487,829
Food Products 0.8%
Darling Ingredients, Inc.*	10,689	786,497
Household Products 2.2%
Central Garden & Pet Co.* (a)	18,906	1,096,737
Spectrum Brands Holdings, Inc.	11,070	940,950
		2,037,687
Energy 3.5%
Oil, Gas & Consumable Fuels
Devon Energy Corp.	39,008	852,325
Equitrans Midstream Corp.	70,345	574,015
Peabody Energy Corp.*	75,854	232,113
Renewable Energy Group, Inc.*	3,335	220,243
Targa Resources Corp.	47,649	1,512,856
		3,391,552
Financials 20.3%
Banks 9.8%
BankUnited, Inc.	40,858	1,795,709
Commerce Bancshares, Inc.	3,269	250,438
ConnectOne Bancorp., Inc.	10,991	278,622
Eagle Bancorp., Inc.	28,325	1,507,173
Flushing Financial Corp.	13,671	290,235
Hancock Whitney Corp.	27,179	1,141,790
Hilltop Holdings, Inc.	17,711	604,477
Primis Financial Corp.	17,243	250,713
Simmons First National Corp. “A”	30,801	913,866
UMB Financial Corp.	14,325	1,322,627
Valley National Bancorp.	74,493	1,023,534
		9,379,184
Capital Markets 1.2%
Donnelley Financial Solutions, Inc.*	41,779	1,162,710
Consumer Finance 0.7%
Credit Acceptance Corp.* (a)	1,922	692,362
Diversified Financial Services 1.1%
Voya Financial, Inc.	15,943	1,014,612
Insurance 5.1%
AMERISAFE, Inc.	7,481	478,784
Assurant, Inc.	10,659	1,511,126
Athene Holding Ltd. “A”*	4,932	248,573
Brown & Brown, Inc.	39,183	1,791,055
Everest Re Group Ltd.	3,325	823,968
		4,853,506
Mortgage Real Estate Investment Trusts (REITs) 1.5%
Blackstone Mortgage Trust, Inc. “A”	8,235	255,285
Ellington Financial, Inc.	38,422	615,136

PennyMac Mortgage Investment Trust	17,700	346,920
Redwood Trust, Inc.	25,934	269,973
		1,487,314
Thrifts & Mortgage Finance 0.9%
Walker & Dunlop, Inc.	8,497	872,982
Health Care 6.5%
Biotechnology 2.2%
Agios Pharmaceuticals, Inc.*	7,196	371,601
Bluebird Bio, Inc.*	7,613	229,532
Myriad Genetics, Inc.*	28,279	861,096
Novavax, Inc.*	2,525	457,808
Sage Therapeutics, Inc.* (a)	2,498	186,975
		2,107,012
Health Care Equipment & Supplies 0.9%
ICU Medical, Inc.*	1,523	312,885
Invacare Corp.	48,094	385,714
Pulmonx Corp.* (a)	5,012	229,249
		927,848
Health Care Providers & Services 0.3%
Molina Healthcare, Inc.*	1,149	268,590
Life Sciences Tools & Services 2.4%
Bruker Corp.	16,832	1,081,961
PerkinElmer, Inc.	6,317	810,408
Syneos Health, Inc.*	5,342	405,191
		2,297,560
Pharmaceuticals 0.7%
Endo International PLC*	54,626	404,779
Reata Pharmaceuticals, Inc. “A”*	2,709	270,087
		674,866
Industrials 16.2%
Aerospace & Defense 1.7%
Teledyne Technologies, Inc.*	3,093	1,279,419
Virgin Galactic Holdings Inc.* (a)	12,371	378,924
		1,658,343
Air Freight & Logistics 1.4%
Atlas Air Worldwide Holdings, Inc.*	10,970	663,027
XPO Logistics, Inc.*	5,557	685,178
		1,348,205
Building Products 1.3%
Resideo Technologies, Inc.*	13,394	378,381
Simpson Manufacturing Co., Inc.	8,407	872,058
		1,250,439
Commercial Services & Supplies 0.8%
IAA, Inc.*	8,930	492,400
Interface, Inc.	18,505	230,943
		723,343
Construction & Engineering 1.8%
Jacobs Engineering Group, Inc.	13,194	1,705,588
Electrical Equipment 1.8%
EnerSys	19,537	1,773,960

Industrial Conglomerates 1.2%
Carlisle Companies, Inc.	7,184	1,182,343
Machinery 3.8%
Hillenbrand, Inc.	39,891	1,903,200
Pentair PLC	6,838	426,144
The Manitowoc Co., Inc.*	65,696	1,354,651
		3,683,995
Road & Rail 0.6%
Knight-Swift Transportation Holdings, Inc.	10,968	527,451
Trading Companies & Distributors 1.8%
MRC Global, Inc.*	68,155	615,439
NOW, Inc.*	110,764	1,117,609
		1,733,048
Information Technology 9.5%
Communications Equipment 1.3%
Ciena Corp.*	8,005	438,033
CommScope Holding Co., Inc.*	55,124	846,705
		1,284,738
Electronic Equipment, Instruments & Components 2.8%
Arlo Technologies, Inc.*	42,117	264,495
Avnet, Inc.	23,851	990,055
Insight Enterprises, Inc.*	10,139	967,463
SYNNEX Corp.	3,858	443,053
		2,665,066
IT Services 2.2%
Alliance Data Systems Corp.	8,972	1,005,672
Concentrix Corp.*	3,463	518,480
Leidos Holdings, Inc.	5,964	574,214
		2,098,366
Semiconductors & Semiconductor Equipment 1.1%
Cirrus Logic, Inc.*	12,060	1,022,567
Software 2.1%
Cloudera, Inc.*	29,467	358,614
Cognyte Software Ltd.*	24,927	693,220
Verint Systems, Inc.*	20,784	945,464
		1,997,298
Materials 6.6%
Chemicals 3.1%
Albemarle Corp.	1,936	282,869
Avient Corp.	10,984	519,214
H.B. Fuller Co.	6,231	391,992
Kraton Corp.*	40,580	1,484,822
The Mosaic Co.	9,410	297,450
		2,976,347
Containers & Packaging 0.5%
Graphic Packaging Holding Co.	24,711	448,752

Metals & Mining 3.0%
Coeur Mining, Inc.*	131,253	1,185,214
Steel Dynamics, Inc.	34,505	1,751,474
		2,936,688
Real Estate 10.3%
Equity Real Estate Investment Trusts (REITs)
Agree Realty Corp.	20,128	1,354,816
Duke Realty Corp.	16,173	678,134
Gaming and Leisure Properties, Inc.	32,357	1,372,907
Highwoods Properties, Inc.	27,352	1,174,495
Iron Mountain, Inc.	8,087	299,300
Lexington Realty Trust	108,419	1,204,535
NexPoint Residential Trust, Inc.	10,378	478,322
Safehold, Inc.	3,722	260,912
SITE Centers Corp.	38,885	527,281
STAG Industrial, Inc.	52,878	1,777,229
Urban Edge Properties	47,255	780,653
		9,908,584
Utilities 3.8%
Electric Utilities 2.4%
IDACORP, Inc.	11,735	1,173,148
PG&E Corp.*	19,209	224,938
Pinnacle West Capital Corp.	10,509	854,907
		2,252,993
Gas Utilities 1.4%
ONE Gas, Inc.	7,126	548,061
UGI Corp.	20,166	827,007
		1,375,068
Total Common Stocks (Cost $70,238,036)		94,462,784

Securities Lending Collateral 2.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c) (Cost $2,045,599)	2,045,599	2,045,599

Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 0.04% (b) (Cost $1,564,713)	1,564,713	1,564,713

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $73,848,348)	102.2	98,073,096
Other Assets and Liabilities, Net	(2.2)	(2,090,580)
Net Assets	100.0	95,982,516
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2021 are as follows:
Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2021	Value ($) at 3/31/2021
Securities Lending Collateral 2.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c)
2,438,401	—	392,802 (d)	—	—	1,211	—	2,045,599	2,045,599
Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 0.04% (b)
259,282	6,902,086	5,596,655	—	—	116	—	1,564,713	1,564,713
2,697,683	6,902,086	5,989,457	—	—	1,327	—	3,610,312	3,610,312
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2021 amounted to $2,120,914, which is 2.2% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $149,453.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2021.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$94,462,784	$—	$—	$94,462,784
Short-Term Investments (a)	3,610,312	—	—	3,610,312
Total	$98,073,096	$—	$—	$98,073,096
(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2SMCV-PH1
R-080548-1 (1/23)